Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	Jun. 15, 2018	May 11, 2018	Apr. 26, 2018	Mar. 15, 2018	Feb. 14, 2018	Feb. 08, 2018	Jan. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	[1]
Cash Distributions
Cash distributions paid								$ 57,193	$ 39,670
Common units
Cash Distributions
Quarterly cash distribution declared			$ 0.53				$ 0.5235
Cash distributions paid		$ 24,272			$ 22,845
Preference units
Cash Distributions
Cash distributions paid	$ 5,457			$ 4,619
Series A preference units
Cash Distributions
Quarterly cash distribution declared		$ 0.5390625				$ 0.5390625
Series B preference unit
Cash Distributions
Quarterly cash distribution declared		$ 0.5125				$ 0.33028

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).